Segment Information - Summarized financial information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 143,624	$ 97,127	$ 260,575	$ 188,210
Interest expense and finance cost, net	(36,170)	(31,418)	(72,370)	(63,061)
Depreciation and amortization	(15,988)	(18,012)	(32,254)	(36,088)
Equity in net earnings of affiliate companies	12,854	9,445	40,594	3,308
Net income/ (loss) attributable to Navios Holdings common stockholders	24,936	(35,271)	25,099	(88,546)
Total assets	1,829,093		1,829,093		$ 1,971,325
Goodwill	160,336		160,336		160,336
Investment in affiliate companies	97,351		97,351		56,988
Cash and cash equivalents	73,159		73,159		94,881
Restricted cash	10		10		$ 16,303
Long-term debt, net (including current and noncurrent portion)	1,500,066		1,500,066
Dry Bulk Vessel Operations [Member]
Segment Reporting Information [Line Items]
Revenue	86,053	38,302	149,781	72,562
Interest expense and finance cost, net	(21,011)	(22,159)	(42,855)	(44,529)
Depreciation and amortization	(7,917)	(10,745)	(16,714)	(21,543)
Equity in net earnings of affiliate companies	12,854	9,445	40,594	3,308
Net income/ (loss) attributable to Navios Holdings common stockholders	27,795	(42,918)	27,694	(100,690)
Total assets	1,156,441	1,500,046	1,156,441	1,500,046
Goodwill	56,240	56,240	56,240	56,240
Capital expenditures	(22,758)	(98,672)	(24,152)	(98,672)
Investment in affiliate companies	97,351	63,498	97,351	63,498
Cash and cash equivalents	25,689	20,525	25,689	20,525
Restricted cash	10	1,058	10	1,058
Long-term debt, net (including current and noncurrent portion)	927,399	1,082,032	927,399	1,082,032
Logistics Business [Member]
Segment Reporting Information [Line Items]
Revenue	57,571	58,825	110,794	115,648
Interest expense and finance cost, net	(15,159)	(9,259)	(29,515)	(18,532)
Depreciation and amortization	(8,071)	(7,267)	(15,540)	(14,545)
Equity in net earnings of affiliate companies	0	0	0	0
Net income/ (loss) attributable to Navios Holdings common stockholders	(2,859)	7,647	(2,595)	12,144
Total assets	672,652	615,878	672,652	615,878
Goodwill	104,096	104,096	104,096	104,096
Capital expenditures	(3,646)	(2,578)	(22,033)	(2,578)
Investment in affiliate companies	0	0	0	0
Cash and cash equivalents	47,470	33,489	47,470	33,489
Restricted cash	0	0	0	0
Long-term debt, net (including current and noncurrent portion)	549,054	509,749	549,054	509,749
Total [Member]
Segment Reporting Information [Line Items]
Revenue	143,624	97,127	260,575	188,210
Interest expense and finance cost, net	(36,170)	(31,418)	(72,370)	(63,061)
Depreciation and amortization	(15,988)	(18,012)	(32,254)	(36,088)
Equity in net earnings of affiliate companies	12,854	9,445	40,594	3,308
Net income/ (loss) attributable to Navios Holdings common stockholders	24,936	(35,271)	25,099	(88,546)
Total assets	1,829,093	2,115,924	1,829,093	2,115,924
Goodwill	160,336	160,336	160,336	160,336
Capital expenditures	(26,404)	(101,250)	(46,185)	(101,250)
Investment in affiliate companies	97,351	63,498	97,351	63,498
Cash and cash equivalents	73,159	54,014	73,159	54,014
Restricted cash	10	1,058	10	1,058
Long-term debt, net (including current and noncurrent portion)	$ 1,476,453	$ 1,591,781	$ 1,476,453	$ 1,591,781